Operating Lease (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Operating Lease Cost and Short-term Lease Cost

The operating lease cost and short-term lease cost for the year ended December 31, 2021 were as follows:

December 31, 2021
US$
Operating lease cost	971,854
Short-term lease cost	425,129
Total lease cost	1,396,983

Summary of Maturities of Operating Lease Liabilities

Maturities of operating lease liabilities as of December 31, 2021 were as follows:

December 31, 2021
US$
2022	485,109
2023	207,419
2024 and thereafter	—
Total undiscounted lease payments	692,528
Less: imputed interest	(24,198)
Total operating lease liabilities	668,330

Future Minimum Lease Payments	As of December 31, 2020, the Group had future minimum lease payments under non-cancellable operating leases as follows:

Operating Leases
US$
2021	852,434
2022	474,016
2023	202,676